Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Of Financial Instruments Tables Abstract
Schedule of fair value disclosure of lease liabilties

		Carrying amount				Fair value
December 31, 2019	Note	Mandatorily at FVTPL	Financial asset at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Investment portfolio:
Equities	8	20,590	-	-	20,590	-	99	20,491	20,590
Partnership interest and other	8	200	-	-	200	-	-	200	200
		20,790	-	-	20,790
Financial assets not measured at fair value
Cash and cash equivalent		-	10,417	-	10,417	10,417	-	-	10,417
Loans receivable – current	5	-	69,949	-	69,949	-	69,647	-	69,647
Loans receivable – non-current	5	-	34,726	-	34,726	-	-	34,396	34,396
		-	115,092	-	115,092
Financial liabilities not measured at fair value
Accounts payable and accruals		-	-	11,254	11,254	-	11,253	-	11,253
Credit facilities	13	-	-	76,472	76,472	-	76,472	-	76,472
Debentures	14	-	-	44,039	44,039	-	44,867	-	44,867
Convertible debentures	15	-	-	12,373	12,373	-	12,373	-	12,373
		-	-	144,138	144,138

			Carrying amount				Fair value
December 31, 2018	Note		FVTPL	Financial asset at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
Financial assets not measured at fair value
Cash and cash equivalent			-	20,439	-	20,439	20,439	-	-	20,439
Loans receivable – current	5		-	62,439	-	62,439	-	62,439	-	62,439
Loans receivable – non-current	5		-	39,317	-	39,317	-	-	41,595	41,595
			-	122,195	-	122,195
Financial liabilities measured at fair value
Derivative financial liability	24	d	964	-	-	964	-	964	-	964
			964	-	-	964
Financial liabilities not measured at fair value
Accounts payable and accruals			-	-	9,454	9,454	-	9,454	-	9,454
Credit facilities	13		-	-	76,465	76,465	-	76,465	-	76,465
Debentures	14		-	-	42,156	42,156	-	44,782	-	44,782
Convertible debentures	15		-	-	11,889	11,889	-	11,889	-	11,889
			-	-	139,964	139,964

Schedule of fair value measurements of investment portfolio
	December 31, 2019	December 31, 2018
Opening balance December 31, 2018	-	-
Acquired in business combination with Difference	22,648	-
Disposal	(2,100)	-
Repayment of debenture	(14)	-
Unrealized gain on investment portfolio	157
Balance, end of period	20,691	-

		Profit or loss
		Increase	Decrease
Investment portfolio:

31 December 2019
	Adjusted market multiple (5% movement)	1,000	(1,000)

31 December 2018	Not applicable